October 5, 2018

Document Control

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re: American High-Income Municipal Bond Fund

File Nos. 033-80630 and 811-08576

Dear Sir or Madam:

Pursuant to Rule 497(j), I hereby certify that no changes have been made to the forms of prospectus and Statement of Additional Information since the electronic filing on September 28, 2018 of Registrant’s Post-Effective Amendment No. 46 under the Securities Act of 1933 and Amendment No. 48 under the Investment Company Act of 1940.

Sincerely,

/s/ Steven I. Koszalka

Steven I. Koszalka